Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash		$ 11,489		$ 2
Cash and cash equivalents	$ 73,803
Accounts receivable	782	262		348
Inventories, net	503	500		517
Prepaid expenses and other current assets	2,319	156		86
Deferred costs	412	1,769		238
Total current assets	77,819	14,176		1,191
Non-current assets:
Operating lease right-of-use asset, net	2,830
Property and equipment, net	3,824	4,210		5,251
Deferred costs	1,425	141		217
Other assets	604
Total assets	86,502	18,527		6,659
Current liabilities:
Notes payable		0		743
Accounts payable	2,641	426		2,281
Accrued and other current liabilities	2,183
Accrued expenses and Accrued liabilities	2,183	1,294		805
Deferred revenue	795	2,363		116
Operating lease liabilities	517
Other liabilities, current		85		0
Total current liabilities	6,136	4,168		3,945
Non-current liabilities:
Deferred revenue	1,787	501		1,545
Operating lease liabilities	2,577
Total liabilities	10,500	4,669		5,490
Commitments and Contingencies
Stockholders' equity:
Common stock value	8	7	[1]	7	[1]
Additional paid-in capital	162,825	89,252	[1]	66,667	[1]
Accumulated deficit	(86,831)	(75,401)	[1]	(65,505)	[1]
Total shareholders' deficit	76,002	13,858	[1]	1,169	[1]
Total liabilities and stockholders' equity	$ 86,502	18,527		6,659
Previously Reported [Member]
Current assets:
Cash and cash equivalents		11,489
Accounts receivable		262
Inventories, net		500
Prepaid expenses and other current assets		156
Deferred costs		1,769
Total current assets		14,176
Non-current assets:
Operating lease right-of-use asset, net		0
Property and equipment, net		4,210
Deferred costs		141
Other assets		0
Total assets		18,527
Current liabilities:
Accounts payable		359
Accrued and other current liabilities		1,446
Accrued expenses and Accrued liabilities		1,446
Deferred revenue		2,363
Operating lease liabilities		0
Total current liabilities		4,168
Non-current liabilities:
Deferred revenue		501
Operating lease liabilities		0
Total liabilities		4,669
Commitments and Contingencies
Stockholders' equity:
Common stock value		7
Additional paid-in capital		89,252
Accumulated deficit		(75,401)
Total shareholders' deficit		13,858		$ 1,169
Total liabilities and stockholders' equity		$ 18,527

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.